Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2013
Summary of significant accounting policies [Abstract]
Schedule of Cash and Cash Equivalents Denominated in Currencies

A majority of the Group's cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi and Hong Kong dollars as follows:

	March 31,
	2012	2013

U.S. dollars	82	1,451
Australian dollars	53	137
Renminbi	764,077	1,469,512
Hong Kong dollars	36,073	17,820

Schedule of Depreciation of Property, Plant and Equipment

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Shorter of the lease term or estimated useful lives of 37.5 years for buildings in
Buildings	Beijing Jiachenhong and 44 years for buildings in Guangzhou Nuoya
Shorter of the lease term or
Leasehold improvements	estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years